10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 5) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Minimum Notional Income Tax Details 2Abstract
Current tax	$ 1,465	$ 2,061	$ 2,159
Deferred tax	(713)	(2,708)	(3,412)
Other comprehensive income	19	0	(32)
Difference in the estimate of previous fiscal year income tax and the income return	(113)	(456)	(11)
Minimum notional tax	0	0	(307)
Direct changes for income tax	0	118	0
Income tax expense (benefit)	$ 658	$ (985)	$ (1,603)